INTANGIBLE ASSETS AND GOODWILL	12 Months Ended
Apr. 30, 2012
INTANGIBLE ASSETS AND GOODWILL

NOTE 9.  INTANGIBLE ASSETS AND GOODWILL

Customer relationship and technology assets are being amortized over a period of 7 years.  Amortization expense was $167,060 and $41,208 at April 30, 2012 and 2011, respectively.

Intangible assets consist of the following at April 30,

Description	2012	2011
Technology	$266,479	$273,224
Customer Relationship	397,108	873,706
	663,587	1,146,930
Accumulated amortization	(235,551)	(244,375)
	$428,036	$902,555

We have reclassified Mineral Rights to Property, Plant, Equipment and Mine Development. Mineral Rights were disclosed as Intangible Assets in prior financial statements. No amortization expense was recorded for the year ended April 30, 2010.

The amortization schedule for the upcoming five years is as below (amount in thousands):

Fiscal 2013	74
Fiscal 2014	84
Fiscal 2015	121
Fiscal 2016	139
Fiscal 2017	10

Total	428

The changes in the carrying amounts of goodwill, which is generally not deductible for tax purposes, for our operating segments for fiscal 2012 and 2011 were as follows:

Total
Balance as of April 30, 2010	$248,247
Goodwill from acquisitions	2,625,751
Foreign currency translation (1)	114,177

Balance as of April 30, 2011	2,988,175
Goodwill from acquisitions	779,095
Goodwill disposed of	(101,269)
Foreign currency translation (1)	102,442

Balance as of April 30, 2012	$3,768,443